Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2022
Variable interest entities
Summary of financial information about the Company's VIEs

	As of December 31,
	2022			2021
	Primary Organic Therapy, Inc.	Remedy Compassion Center, Inc.	Other Immaterial VIEs	Primary Organic Therapy, Inc.	Remedy Compassion Center, Inc.	Other VIEs
Included in Consolidated Balance Sheets:
Current assets	$21,146	$13,922	$4,719	$24,768	$12,900	$2,991
Non-current assets	32,932	5,762	9,233	31,526	7,113	10,402
Current liabilities	46,780	21,259	5,651	45,710	18,876	6,631
Non-current liabilities	3,952	735	6,094	4,161	1,277	4,239
Equity attributable to Curaleaf Holdings, Inc.	3,346	(2,310)	2,207	6,423	(140)	2,523

	Year ended December 31,
	2022			2021
	Primary Organic Therapy, Inc.	Remedy Compassion Center, Inc.	Other Immaterial VIEs	Primary Organic Therapy, Inc.	Remedy Compassion Center, Inc.	Other VIEs
Included in Consolidated Statements of Operations:
Revenues	$15,795	$10,319	$12,843	$10,893	$9,765	$7,436
Net loss	(2,663)	(2,098)	1,361	(1,488)	(2,273)	1,700
Less: Net loss attributable to non-controlling interest	-	-	-	-	-	-
Net loss attributable to Curaleaf Holdings, Inc.	(2,663)	(2,098)	1,361	(1,488)	(2,273)	1,700